Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Income Taxes	NCOME TAXES
The provision for income taxes has been computed as follows:

	Years Ended December 31
	2020	2019
Net loss before income taxes	$(2,599,357)	$(78,921)
Expected income taxes at the statutory rate of 25.42%(1) (2019 – 26.72%)	(660,757)	(21,088)
(Increase) decrease in income tax recovery resulting from:
Share-based compensation	1,834	4,247
Effect of foreign exchange	1,017	(8,155)
Effect of change in income tax rates	10,969	(6,098)
Effect of rate adjustments for foreign jurisdictions	22,375	(27,785)
Effect of change in deferred tax benefit not recognized	444,117	(7,563)
Effect of U.S. tax change	19,807	—
Adjustments and assessments	245	(20)
Income tax recovery	$(160,393)	$(66,462)
(1)On October 20, 2020 the Alberta government enacted legislation to decrease the corporate income tax rate from 10% to 8% effective July 1, 2020.

At December 31, 2020, a deferred tax asset of $469.7 million remains unrecognized due to uncertainty surrounding future commodity prices and future capital gains (December 31, 2019 - $28.0 million). These deferred income tax assets relate to deductible temporary differences of $854.2 million, capital losses of $237.9 million and non-capital losses of $1,015.2 million, which expire from 2034 to 2040.
In June 2016, certain indirect subsidiary entities received reassessments from the Canada Revenue Agency (the “CRA”) that denied $591 million of non-capital loss deductions that relate to the calculation of income taxes for the years 2011 through 2015. In September 2016, Baytex filed notices of objection with the CRA appealing each reassessment received. There has been no change in the status of these reassessments since an Appeals Officer was assigned to the Company's file in July 2018. Baytex remains confident that the original tax filings are correct and intends to defend those tax filings through the appeals process.

On April 7, 2020, the U.S. Department of the Treasury and the IRS published final regulations addressing “anti-hybrid” rules under section 267A of the U.S. tax code and thus became substantially enacted. Pursuant to these regulations, the Company is no longer entitled to certain tax benefits previously recognized during 2019. Accordingly, a charge against deferred income taxes in the amount of $19.8 million was recorded in 2020.

A continuity of the net deferred income tax liability is detailed in the following tables:

As at	January 1, 2020	Recognized in Net Income	Foreign Currency Translation Adjustment	December 31, 2020
Taxable temporary differences:
Petroleum and natural gas properties	$(881,994)	$378,321	$1,048	$(502,625)
Financial derivatives	—	—	—	—
Other	(2,403)	(18,839)	(1,135)	(22,377)
Deductible temporary differences:
Asset retirement obligations	164,523	23,432	(115)	187,840
Financial derivatives	802	4,608	—	5,410
Non-capital losses	386,717	(141,468)	(3,735)	241,514
Other	97,047	(85,087)	(8,255)	3,705
Net deferred income tax liability (1)	$(235,308)	$160,967	$(12,192)	$(86,533)
(1)Non-capital loss carry-forwards at December 31, 2020 totaled $2,165.2 million and expire from 2034 to 2040.

As at	January 1, 2019	Recognized in Net Loss	Foreign Currency Translation Adjustment	December 31, 2019
Taxable temporary differences:
Petroleum and natural gas properties	$(954,506)	$48,995	$23,517	$(881,994)
Financial derivatives	(21,486)	21,486	—	—
Other	(3,045)	5,192	(4,550)	(2,403)
Deductible temporary differences:
Asset retirement obligations	172,359	(7,364)	(472)	164,523
Financial derivatives	—	802	—	802
Non-capital losses	399,699	(1,460)	(11,522)	386,717
Finance costs	96,143	904	—	97,047
Net deferred income tax liability (1)	$(310,836)	$68,555	$6,973	$(235,308)
(1)Non-capital loss carry-forwards at December 31, 2019 totaled $1,714.6 million and expire from 2034 to 2039.